Share Capital and Reserves - Additional Information (Detail) $ / shares in Units, $ in Millions							12 Months Ended
	Dec. 10, 2020 CAD ($) shares	Jun. 08, 2020 CAD ($) shares	May 27, 2020 CAD ($) $ / shares shares	May 27, 2020 USD ($) shares	Dec. 09, 2019 CAD ($) shares	Jun. 07, 2019 CAD ($) shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) shares
Disclosure of classes of share capital [line items]
Common shares issued | shares	856,206	1,092,142			1,188,872	1,041,304	1,948,348	2,230,176
Issue of shares on convertible debenture interest payment	$ 2,585,742	$ 2,151,520			$ 1,854,639	$ 2,020,130	$ 4,737,262	$ 3,874,769
Description of maximum term of options granted for share-based payment arrangement							Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company. The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
Percentage of issued and outstanding shares acquired							20.00%
Options granted, maximum term							10 years
Share-based payments							$ 9,748,199	10,867,167
Private Placement [Member]
Disclosure of classes of share capital [line items]
Issue of equity				$ 15
Stock shares issued during the period value | shares			11,611,667	11,611,667
Sale of stock issue price per share | $ / shares			$ 1.80
2020 Debentures [member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | $ / shares			$ 1.80
Establishment fee (shares) | shares			348,350	348,350
Stock shares issued during the period shares | shares							20,261,470
Gross proceeds from issuance of convertible debentures			$ 20,888,500	$ 15
2020 Debentures [member] | Convertible Debenture Consent Fee [member]
Disclosure of classes of share capital [line items]
Issue of equity			$ 355,130
Stock shares issued during the period shares | shares			180,270	180,270
2016 and 2017 Debentures [member] | Convertible Debenture Consent Fee [member]
Disclosure of classes of share capital [line items]
Sale of stock issue price per share | $ / shares			$ 1.97
Stock shares issued during the period shares | shares			180,270	180,270
Included in exploration and evaluation assets [member]
Disclosure of classes of share capital [line items]
Share-based payments							$ 1,515,684	1,326,078
Expensed to the statement of loss profit and comprehensive loss profit [member]
Disclosure of classes of share capital [line items]
Share-based payments							9,748,199	10,867,167
Reserves [member]
Disclosure of classes of share capital [line items]
Share-based payments							$ 11,263,883	$ 12,193,245